PROPERTY, PLANT AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	September 30, 2020	December 31, 2019
Furniture and Fixtures	$57,812	$52,450
Computers and Software	17,500	14,225
Machinery & Equipment	74,434	50,187
Vehicles	67,450	46,200
Less: Accumulated Depreciation	(45,434)	(20,656)
Property, plant and equipment, net	$171,762	$142,406

Property, plant and equipment consisted of the following at December 31:

	2019	2018
Furniture and Fixtures	$52,450	$24,912
Computers and Software	14,225	7,007
Machinery & Equipment	50,187	3,457
Vehicles	46,200	-
	$163,062	$35,376
Less: Accumulated Depreciation	(20,656)	(3,428)
Property, plant and equipment, net	$142,406	$31,948